Employee Benefits - Nonvested Options (Details) - Employee And Directors Time Based Options - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Nonvested options - Number of Options
Nonvested options - beginning balance	188,471	263,574
Shares granted	14,042	43,298
Shares forfeited	(2,028)	(3,211)
Shares vested	(124,454)	(115,190)
Nonvested options - ending balance	76,031	188,471
Nonvested options - Average Grant-Date Fair Value
Nonvested options - beginning balance (in dollars per share)	$ 1.87	$ 3.14
Shares granted (in dollars per share)	8.16	1.64
Shares forfeited (in dollars per share)	2.11	3.21
Shares vested (in dollars per share)	3.12	3.11
Nonvested options - ending balance (in dollars per share)	$ 3.29	$ 1.87